Shareholder Report, Average Annual Return (Details) 193047_Roundhill Humanoid Robotics ETF_TF_TSR Annual {TF}	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill Humanoid Robotics ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Roundhill Humanoid Robotics ETF NAV
Average Annual Return, Percent	20.13%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	13.33%